Assets Classified as Held for Sale, Liabilities Associated With Assets Held for Sale and Discontinued Operations - Schedule of Assets Held for Sale (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Assets and Liabilities of Disposal Groups Classified as Held for Sale [abstract]
Balance at the end of previous year	$ 10,013	$ 39
Reclassified to assets held for sale in the period	210	9,692
Disposals	(9,665)	(59)
Effect of movements in foreign exchange	(484)	341
Balance at the end of year	$ 74	$ 10,013